Stock-Based Compensation (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Range of exercise price per share from $6.08 to $6.08
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 6.08
Exercise price, high end of the range	$ 6.08
Stock Options Outstanding - Number Outstanding (in shares)	2,302
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	9 years 10 months 24 days
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 6.08
Stock Options Exercisable - Number Exercisable (in shares)	0
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 0
Range of exercise price per share from $6.31 to $6.98
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 6.31
Exercise price, high end of the range	$ 6.98
Stock Options Outstanding - Number Outstanding (in shares)	104
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 6.89
Stock Options Exercisable - Number Exercisable (in shares)	104
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 6.89
Range of exercise price per share from $7.02 to $7.32
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 7.02
Exercise price, high end of the range	$ 7.32
Stock Options Outstanding - Number Outstanding (in shares)	324
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	4 years 2 months 16 days
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 7.27
Stock Options Exercisable - Number Exercisable (in shares)	324
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 7.27
Range of exercise price per share from $7.51 to $7.51
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 7.51
Exercise price, high end of the range	$ 7.51
Stock Options Outstanding - Number Outstanding (in shares)	1,975
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 7.51
Stock Options Exercisable - Number Exercisable (in shares)	553
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 7.51
Range of exercise price per share from $7.64 to $8.96
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 7.64
Exercise price, high end of the range	$ 8.96
Stock Options Outstanding - Number Outstanding (in shares)	196
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 8.34
Stock Options Exercisable - Number Exercisable (in shares)	94
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 8.21
Range of exercise price per share from $9.01 to $9.24
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 9.01
Exercise price, high end of the range	$ 9.24
Stock Options Outstanding - Number Outstanding (in shares)	247
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 9.03
Stock Options Exercisable - Number Exercisable (in shares)	247
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 9.03
Range of exercise price per share from $9.48 to $9.89
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 9.48
Exercise price, high end of the range	$ 9.89
Stock Options Outstanding - Number Outstanding (in shares)	292
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 9.51
Stock Options Exercisable - Number Exercisable (in shares)	292
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 9.51
Range of exercise price per share from $10.36 to $11.82
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 10.36
Exercise price, high end of the range	$ 11.82
Stock Options Outstanding - Number Outstanding (in shares)	419
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 10.60
Stock Options Exercisable - Number Exercisable (in shares)	419
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 10.60
Range of exercise price per share from $6.08 to $11.82
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 6.08
Exercise price, high end of the range	$ 11.82
Stock Options Outstanding - Number Outstanding (in shares)	5,859
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 7.34
Stock Options Exercisable - Number Exercisable (in shares)	2,033
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 8.58
Employee Stock Option [Member] | Range of exercise price per share from $6.31 to $6.98
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	4 years 1 month 21 days
Employee Stock Option [Member] | Range of exercise price per share from $7.51 to $7.51
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	8 years 10 months 21 days
Employee Stock Option [Member] | Range of exercise price per share from $7.64 to $8.96
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	6 years 2 months 23 days
Employee Stock Option [Member] | Range of exercise price per share from $9.01 to $9.24
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	1 year 6 months 22 days
Employee Stock Option [Member] | Range of exercise price per share from $9.48 to $9.89
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	2 years 7 months 6 days
Employee Stock Option [Member] | Range of exercise price per share from $10.36 to $11.82
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	2 years 3 months 11 days
Employee Stock Option [Member] | Range of exercise price per share from $6.08 to $11.82
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	7 years 9 months 4 days